CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2020 USD ($) $ / shares shares	Jan. 01, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2019 $ / shares	Jan. 01, 2019 CNY (¥)	Jan. 31, 2018 shares
Short-term borrowings | ¥				¥ 85,000
Accrued expenses and other current liabilities	¥ 539,787	$ 82,725		309,031
Deferred revenue, current	596,307	91,388	¥ 243,521	243,521		¥ 75,737
Operating lease liabilities, current	69,409	10,637		43,152
Deferred revenue, non-current	1,982	304		652
Operating lease liabilities, non-current	¥ 118,107	$ 18,101		¥ 21,282
Convertible redeemable preferred shares, shares issued	301,298,172	301,298,172
Convertible redeemable preferred shares, shares outstanding				267,841,063
Common stock, par value | $ / shares		$ 0.0001			$ 0.0001
Common stock, shares authorized				509,631,372
Common stock, shares issued				57,864,058
Common stock, shares outstanding				57,864,058
Series B Convertible Redeemable Preferred Shares
Convertible redeemable preferred shares, par value | $ / shares		$ 0.0001			0.0001
Convertible redeemable preferred shares, shares authorized				34,815,112
Convertible redeemable preferred shares, shares issued	34,815,112	34,815,112		34,544,762
Convertible redeemable preferred shares, shares outstanding				34,544,762
Series B+ Convertible Redeemable Preferred Shares
Convertible redeemable preferred shares, par value | $ / shares		$ 0.0001			0.0001
Convertible redeemable preferred shares, shares authorized				54,083,288
Convertible redeemable preferred shares, shares issued				54,083,288
Convertible redeemable preferred shares, shares outstanding				54,083,288
Series C Convertible Redeemable Preferred Shares
Convertible redeemable preferred shares, par value | $ / shares		$ 0.0001			0.0001
Convertible redeemable preferred shares, shares authorized				50,195,203
Convertible redeemable preferred shares, shares issued	50,195,203	50,195,203		50,195,203
Convertible redeemable preferred shares, shares outstanding				50,195,203
Series D Convertible Redeemable Preferred Shares
Convertible redeemable preferred shares, par value | $ / shares		$ 0.0001			0.0001
Convertible redeemable preferred shares, shares authorized				50,193,243
Convertible redeemable preferred shares, shares issued	50,193,243	50,193,243		50,193,243
Convertible redeemable preferred shares, shares outstanding				50,193,243
Series E Convertible Redeemable Preferred Shares
Convertible redeemable preferred shares, par value | $ / shares		$ 0.0001			0.0001
Convertible redeemable preferred shares, shares authorized				78,824,567
Convertible redeemable preferred shares, shares issued	78,824,567	78,824,567		78,824,567			78,824,567
Convertible redeemable preferred shares, shares outstanding				78,824,567
Class A Ordinary Shares
Common stock, par value | $ / shares		$ 0.0001			0.0001
Common stock, shares authorized	1,300,000,000	1,300,000,000
Common stock, shares issued	421,729,902	421,729,902
Common stock, shares outstanding	421,729,902	421,729,902
Class B Ordinary Shares
Common stock, par value | $ / shares		$ 0.0001			0.0001
Common stock, shares authorized	100,000,000	100,000,000
Common stock, shares issued	58,453,168	58,453,168
Common stock, shares outstanding	58,453,168	58,453,168
Series A Convertible Preferred Shares
Preferred stock, par value | $ / shares		$ 0.0001			$ 0.0001
Preferred stock, shares authorized				22,257,215
Preferred stock, shares issued				17,085,275
Preferred stock, shares outstanding				17,085,275
VIEs
Short-term borrowings | ¥				¥ 9,000
Accrued expenses and other current liabilities | ¥	¥ 213,481			151,413
Deferred revenue, current | ¥	571,827			224,092
Operating lease liabilities, current | ¥	46,835			28,179
Deferred revenue, non-current | ¥	1,982			652
Operating lease liabilities, non-current | ¥	¥ 56,427			¥ 18,325